AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (63.1%)	Ratings Moody’s, S&P and Fitch	Value	(a)
	City (0.8%)
	Molalla, Oregon
$3,115,000	4.000%, 06/01/49 Series 2024A BAMAC Insured	NR/AA/NR	$3,043,947

	City & County (6.7%)
	Bend, Oregon
2,690,000	5.000%, 06/01/32	NR/AAA/NR	3,042,847

	Benton County, Oregon Full Faith Credit Obligations
500,000	5.000%, 06/01/39 Series 2023	Aa1/NR/NR	561,910

	Boardman, Oregon Green Bond
1,000,000	4.000%, 06/15/33 Series 2021 BAMAC Insured	NR/AA/NR	1,021,850

	Clackamas County, Oregon (Tax-Exempt)
1,485,000	5.000%, 06/01/25 Series 2016B	Aaa/NR/NR	1,507,839

	Clatsop County, Oregon
1,000,000	5.000%, 06/15/32	Aa2/NR/NR	1,092,730

	Hermiston, Oregon Full Faith and Credit Obligations
450,000	5.000%, 12/01/38 Series 2024 AGMC Insured	NR/AA/NR	504,486

	Lebanon, Oregon Refunding
1,165,000	5.000%, 06/01/25	A1/NR/NR	1,179,970

	McMinnville, Oregon Refunding
2,075,000	5.000%, 02/01/27	Aa3/NR/NR	2,093,426

	Multnomah County, Oregon
3,000,000	5.000%, 06/01/30	Aaa/AAA/NR	3,158,040

	Portland, Oregon Limited Tax, Build Portland & Fuel Stations Projects
1,210,000	5.000%, 04/01/36 2017 Series 2022D	Aaa/NR/NR	1,366,368

	Portland, Oregon Limited Tax, Sellwood Bridge & Archive Space Projects
1,710,000	4.000%, 04/01/30 2017 Series A	Aaa/NR/NR	1,741,310
1,775,000	4.000%, 04/01/31 2017 Series A	Aaa/NR/NR	1,806,400

	Redmond, Oregon Full Faith and Credit Bonds
1,140,000	5.000%, 06/01/34 Series B-1	Aa2/NR/NR	1,238,336

	Salem, Oregon
3,000,000	5.000%, 06/01/38 Series 2023B	Aa2/NR/NR	3,388,860

	Tualatin, Oregon
750,000	5.000%, 06/15/39 Series 2023	Aa1/NR/NR	837,690
	Total City & County		24,542,062

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Community College (3.8%)
	Blue Mountain Community College District Umatilla, Oregon Morrow and Baker Counties Oregon (Umatilla and Morrow Counties Service Area)
$ 970,000	4.000%, 06/15/27 Series 2015	NR/AA+/NR	$ 974,772

	Chemeketa, Oregon Community College District
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,001,720

	Clackamas, Oregon Community College District
1,405,000	5.000%, 06/15/27 Series A	Aa1/AA+/NR	1,427,199

	Lane, Oregon Community College
1,735,000	4.000%, 06/15/32 Series 2020A	Aa1/NR/NR	1,809,484

	Linn Benton, Oregon Community College
1,520,000	5.000%, 06/01/27	NR/AA+/NR	1,540,292

	Oregon Coast Community College District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	1,771,168

	Portland, Oregon Community College District
1,250,000	5.000%, 06/15/38 Series 2023	NR/AA+/NR	1,417,488

	Tillamook Bay, Oregon Community College District
1,290,000	5.000%, 06/15/35 Series 2023B	NR/AA+/NR	1,464,731
1,450,000	5.000%, 06/15/36 Series 2023B	NR/AA+/NR	1,641,386
	Total Community College		14,048,240

	Healthcare (1.7%)
	Curry Health, Oregon Health District
495,000	5.000%, 06/15/35 Series 2024	A3/NR/NR	552,692
520,000	5.000%, 06/15/36 Series 2024	A3/NR/NR	578,661

	Nehalem Bay, Oregon Health District
2,655,000	5.000%, 06/15/44 Series 2023A	NR/A/NR	2,822,637

	Umatilla, Oregon Hospital District #1
2,390,000	4.750%, 06/01/43 Series 2023	NR/A/NR	2,390,024
	Total Healthcare		6,344,014

	School District (36.1%)
	Benton & Linn Counties, Oregon School District #509J (Corvallis)
2,000,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	2,135,640
1,615,000	5.000%, 06/15/32 Series B	Aa1/AA+/NR	1,723,835

	Clackamas County, Oregon School District #7J (Lake Oswego)
1,400,000	4.000%, 06/01/33	Aa2/AA+/NR	1,418,690

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	School District (continued)
	Clackamas County, Oregon School District #12 (North Clackamas)
$3,205,000	5.000%, 06/15/30	Aa1/AA+/NR	$3,366,244
4,725,000	5.000%, 06/15/31	Aa1/AA+/NR	4,957,234
1,100,000	5.000%, 06/15/32	Aa1/NR/NR	1,175,812
1,000,000	5.000%, 06/15/35	Aa1/NR/NR	1,069,250
2,160,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,269,274
3,000,000	5.000%, 06/15/37 Series B	Aa1/AA+/NR	3,117,390

	Clackamas County, Oregon School District #62 (Oregon City)
1,310,000	5.000%, 06/15/31 Series B	Aa1/AA+/NR	1,397,836

	Clackamas & Washington Counties, Oregon School District No. 3JT (West Linn-Wilsonville)
3,500,000	5.000%, 06/15/26	Aa1/AA+/NR	3,553,725
5,500,000	5.000%, 06/15/27	Aa1/AA+/NR	5,581,730
1,115,000	5.000%, 06/15/28	Aa1/AA+/NR	1,131,469
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,136,470

	Clatsop County, Oregon School District #1C (Astoria)
1,080,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,177,621
1,215,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,325,334

	Clatsop County, Oregon School District #10 (Seaside)
1,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	1,049,150

	Clatsop County, Oregon School District #30 (Warrenton-Hammond)
1,590,000	5.000%, 06/15/31 Series B	Aa1/NR/NR	1,729,888
1,000,000	5.000%, 06/15/32 Series B	Aa1/NR/NR	1,087,920
1,115,000	5.000%, 06/15/34 Series B	Aa1/NR/NR	1,214,057

	Columbia County, Oregon School District #502 (St. Helens)
1,000,000	5.000%, 06/15/34	Aa1/NR/NR	1,045,990

	Coos County, Oregon School District #9 (Coos Bay)
1,035,000	5.000%, 06/15/32	NR/AA+/NR	1,112,718

	Curry County, Oregon School District #1 (Central Curry)
500,000	5.000%, 06/15/39 Series 2023B	NR/AA+/NR	553,995

	Deschutes County, Oregon Administrative School District #1 (Bend - La Pine)
3,000,000	4.000%, 06/15/30	Aa1/AA+/NR	3,058,530
1,540,000	5.000%, 06/15/37	Aa1/NR/NR	1,763,177
5,000,000	4.000%, 06/15/45	Aa1/NR/NR	4,933,950

	Greater Albany School District, Oregon #8J (Linn & Benton Counties)
1,000,000	5.000%, 06/15/30 Series 2017	Aa1/AA+/NR	1,050,020
2,035,000	5.000%, 06/15/32 Series 2017	Aa1/AA+/NR	2,133,270

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	School District (continued)
	Hood River County, Oregon School District
$2,260,000	4.000%, 06/15/30	NR/AA+/NR	$2,282,849
2,400,000	4.000%, 06/15/31	NR/AA+/NR	2,422,896

	Jackson County, Oregon School District #5 (Ashland)
1,620,000	5.000%, 06/15/33 Series 2019	Aa1/AA+/NR	1,753,666
5,970,000	5.000%, 06/15/42 Series 2019	Aa1/AA+/NR	6,326,349
2,000,000	5.000%, 06/15/43 Series 2019	Aa1/AA+/NR	2,109,120

	Lane County, Oregon School District #4J (Eugene) Refunding
1,105,000	4.000%, 06/15/35	Aa1/NR/NR	1,128,227

	Lane County, Oregon School District #19 (Springfield)
1,000,000	5.000%, 06/15/25	Aa1/AA+/NR	1,015,780

	Linn & Marion Counties, Oregon School District #129J (Santiam Canyon)
750,000	5.000%, 06/15/34	NR/AA+/NR	819,158
1,200,000	5.000%, 06/15/39 Series 2019	NR/AA+/NR	1,289,280

	Marion & Linn Counties, Oregon School District #29J (North Santiam)
1,160,000	5.000%, 06/15/32 Series 2023	NR/AA+/NR	1,289,038

	Marion & Polk Counties, Oregon School District #24J (Salem-Keizer)
5,000,000	5.000%, 06/15/30	Aa1/AA+/NR	5,346,700
1,135,000	5.000%, 06/15/32 Series 2020B	Aa1/AA+/NR	1,257,728
1,000,000	5.000%, 06/15/33 Series 2020B	Aa1/AA+/NR	1,108,530
2,000,000	5.000%, 06/15/35 Series 2020B	Aa1/AA+/NR	2,206,900

	Multnomah County, Oregon School District #1J (Portland)
2,970,000	5.000%, 06/15/26 Series B	Aa1/AA+/NR	3,018,114
3,000,000	5.000%, 06/15/37 Series 2023	Aa1/AA+/NR	3,447,390

	Multnomah County, Oregon School District #7 (Reynolds)
5,680,000	5.000%, 06/15/26 Series A	Aa1/NR/NR	5,770,426
1,500,000	5.000%, 06/15/27 Series A	Aa1/NR/NR	1,523,700
1,825,000	5.000%, 06/15/28 Series A	Aa1/NR/NR	1,853,835

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow)
2,500,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,627,925

	Polk, Marion & Benton Counties, Oregon School District #13J (Central)
1,515,000	4.000%, 02/01/28	NR/AA+/NR	1,520,000

	Tillamook & Yamhill Counties, Oregon School District #101 (Nestucca Valley)
1,275,000	5.000%, 06/15/31	NR/AA+/NR	1,370,306

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	School District (continued)
	Umatilla County, Oregon School District #6R (Umatilla)
$1,435,000	5.000%, 06/15/36 Series 2023A	NR/AA+/NR	$1,636,359
1,010,000	5.000%, 06/15/38 Series 2023A	NR/AA+/NR	1,136,967

	Washington County, Oregon School District #15 (Forest Grove)
625,000	5.000%, 06/15/37 Series 2023	NR/AA+/NR	710,344

	Washington County, Oregon School District #48J (Beaverton)
1,500,000	5.000%, 06/15/27 Series C	Aa1/AA+/NR	1,581,030

	Washington & Clackamas Counties, Oregon School District #23J (Tigard)
2,405,000	5.000%, 06/15/30	Aa1/AA+/NR	2,523,903
1,000,000	5.000%, 06/15/32 Series A	Aa1/AA+/NR	1,091,290

	Washington, Clackamas & Yamhill Counties, Oregon School District #88J
2,785,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,914,697
2,000,000	5.000%, 06/15/29 Series B	Aa1/AA+/NR	2,141,200

	Washington, Multnomah & Yamhill Counties, Oregon School District #1J (Hillsboro)
3,105,000	5.000%, 06/15/30	Aa1/NR/NR	3,261,213
3,010,000	5.000%, 06/15/31	Aa1/NR/NR	3,157,942
2,000,000	5.000%, 06/15/34 Series 2017	Aa1/NR/NR	2,094,860
980,000	4.000%, 06/15/40 Series 2020	Aa1/NR/NR	984,263

	Yamhill County, Oregon School District #40 (McMinnville)
1,000,000	4.000%, 06/15/30	Aa1/AA+/NR	1,011,250
	Total School District		133,003,454

	Special District (5.4%)
	Bend, Oregon Metropolitan Park & Recreational District
1,430,000	4.000%, 06/01/27	Aa2/NR/NR	1,430,286

	Clackamas County, Oregon Fire District No. 1
1,020,000	4.000%, 06/01/30	NR/AA/NR	1,040,522
2,705,000	4.000%, 06/01/31	NR/AA/NR	2,757,207

	Corbett Fire District No. 14, Multnomah County, Oregon
400,000	5.000%, 06/15/39 Series 2023 AGMC Insured	NR/AA/NR	429,284

	Lebanon, Oregon Fire Protection District, Linn County
560,000	5.000%, 06/15/40 Series 2023 BAMAC Insured	NR/AA/NR	602,633

	Metro, Oregon
1,305,000	4.000%, 06/01/26 Series 2012 A	Aaa/AAA/NR	1,305,209
2,390,000	4.000%, 06/01/33 Series 2020 A	Aaa/AAA/NR	2,490,571

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Special District (continued)
	Pacific Communities Health District, Oregon
$1,945,000	5.000%, 06/01/29	A1/NR/NR	$1,992,886
2,060,000	5.000%, 06/01/30	A1/NR/NR	2,109,172
1,000,000	5.000%, 06/01/31	A1/NR/NR	1,021,820
1,200,000	5.000%, 06/01/32	A1/NR/NR	1,225,968

	Redmond Area Park & Recreational District, Oregon
660,000	5.000%, 06/15/38 Series 2023	NR/AA-/NR	742,969

	Tualatin Hills, Oregon Park & Recreational District
2,775,000	5.000%, 06/01/26	Aa1/NR/NR	2,817,291
	Total Special District		19,965,818

	State (8.3%)
	State of Oregon
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	750,570
2,000,000	5.000%, 05/01/33 Series 2022A	Aa1/AA+/AA+	2,276,580

	State of Oregon Article XI-G Higher Education
500,000	5.000%, 08/01/25 Series O	Aa1/AA+/AA+	509,615

	State of Oregon Article XI-M Seismic Projects
1,000,000	5.000%, 06/01/30	Aa1/AA+/AA+	1,031,620

	State of Oregon Article XI-M and XI-N Seismic Projects
900,000	5.000%, 06/01/39 Series 2020E	Aa1/AA+/AA+	984,942

	State of Oregon Article XI-M, XI-N and XI-P State Grant Programs
1,000,000	5.000%, 06/01/37 Series 2023D	Aa1/AA+/AA+	1,148,730

	State of Oregon Article XI-Q State Projects
4,000,000	5.000%, 05/01/32 Series A	Aa1/AA+/AA+	4,347,560
2,300,000	5.000%, 05/01/37 Series A	Aa1/AA+/AA+	2,639,963
2,905,000	4.000%, 05/01/39 Series A	Aa1/AA+/AA+	2,931,668
3,000,000	5.000%, 05/01/44 Series A	Aa1/AA+/AA+	3,173,580
2,300,000	5.000%, 05/01/28 Series F	Aa1/AA+/AA+	2,329,417
1,605,000	5.000%, 11/01/39 Series J	Aa1/AA+/AA+	1,839,282

	State of Oregon Higher Education
1,000,000	5.000%, 08/01/28 Series A	Aa1/AA+/AA+	1,018,120
1,920,000	5.000%, 08/01/32 Series G	Aa1/AA+/AA+	2,094,547
1,300,000	5.000%, 08/01/32 Series L	Aa1/AA+/AA+	1,362,725

	State of Oregon Veteran’s Welfare
450,000	1.950%, 06/01/31 Series 2020 I	Aa1/AA+/AA+	380,165
2,000,000	2.150%, 12/01/34 Series 2020 I	Aa1/AA+/AA+	1,662,700
	Total State		30,481,784

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	General Obligation Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Transportation (0.3%)
	State of Oregon ODOT Projects
$1,020,000	5.000%, 11/15/30 Series M	Aa1/AA+/AA+	$ 1,068,644
	Total General Obligation Bonds		232,497,963

	Revenue Bonds (28.9%)
	Development (0.8%)

	Oregon State Business Development Commission Recovery Zone Facility (Intel Corp. Project)
3,000,000	3.800%, 12/01/40	A3/A-/NR	3,015,660

	Education (0.3%)
	Northwest Regional Education Service District, Oregon Full Faith and Credit Obligations
500,000	5.000%, 06/01/34 Series 2023	A1/NR/NR	562,605
600,000	5.000%, 06/01/37 Series 2023	A1/NR/NR	669,930
	Total Education		1,232,535

	Electric (2.5%)
	Eugene, Oregon Electric Utility Refunding System
2,250,000	5.000%, 08/01/30 Series A	Aa2/AA-/AA-	2,325,668

	Warm Springs Reservation, Oregon Confederated Tribes, Hydroelectric Revenue, Tribal Economic Development, Pelton Round Butte Project (Green Bonds)
1,000,000	5.000%, 11/01/32 Series 2019B 144A	A3/NR/NR	1,073,870
1,000,000	5.000%, 11/01/33 Series 2019B 144A	A3/NR/NR	1,075,520
1,200,000	5.000%, 11/01/34 Series 2019B 144A	A3/NR/NR	1,297,380
500,000	5.000%, 11/01/36 Series 2019B 144A	A3/NR/NR	538,980
2,760,000	5.000%, 11/01/39 Series 2019B 144A	A3/NR/NR	2,933,549
	Total Electric		9,244,967

	Healthcare (4.2%)
	Oregon Health Sciences University
1,250,000	5.000%, 07/01/28 Series B	Aa3/AA-/AA-	1,287,125
1,000,000	5.000%, 07/01/33 Series B	Aa3/AA-/AA-	1,026,190

	Oregon Health Sciences University
5,500,000	5.000%, 07/01/46 Series 2021B-2 (Mandatory Put Date 02/01/32)	Aa3/AA-/AA-	5,996,045

	Oregon State Facilities Authority (Legacy Health Project)
2,255,000	5.000%, 06/01/30 Series 2022B	A1/A/NR	2,431,273

	Oregon State Facilities Authority (Samaritan Health Services Project)
1,685,000	5.000%, 10/01/40 Series 2020A	NR/BBB+/NR	1,742,324

	Salem, Oregon Hospital Facilities Authority (Salem Health Projects)
1,130,000	5.000%, 05/15/30 Series 2019A	NR/A+/AA-	1,200,625

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Healthcare (continued)
	Union County, Oregon Hospital Facility Authority (Grande Ronde Hospital Project)
$135,000	5.000%, 07/01/28 Series 2022	NR/BBB/BBB-	$ 138,584
175,000	5.000%, 07/01/29 Series 2022	NR/BBB/BBB-	180,632
200,000	5.000%, 07/01/30 Series 2022	NR/BBB/BBB-	207,634
665,000	5.000%, 07/01/31 Series 2022	NR/BBB/BBB-	691,580
500,000	5.000%, 07/01/32 Series 2022	NR/BBB/BBB-	522,320
	Total Healthcare		15,424,332

	Housing (0.4%)
	Clackamas County, Oregon Housing Authority Multifamily Housing Revenue (Easton Ridge Apartments Project)
1,310,000	4.000%, 09/01/27 Series A	Aa2/NR/NR	1,310,183

	Lottery (3.4%)
	Oregon State Department of Administration Services (Lottery Revenue)
1,000,000	5.000%, 04/01/33 Series A	Aa2/AAA/NR	1,077,950
1,500,000	5.000%, 04/01/35 Series A	Aa2/AAA/NR	1,706,595
1,300,000	5.000%, 04/01/41 Series A	Aa2/AAA/NR	1,463,332
5,000,000	5.000%, 04/01/26 Series D	Aa2/AAA/NR	5,062,400
2,000,000	5.000%, 04/01/28 Series D	Aa2/AAA/NR	2,022,140
1,000,000	5.000%, 04/01/29 Series D	Aa2/AAA/NR	1,010,700
	Total Lottery		12,343,117

	Sales Tax (0.2%)
	Metro, Oregon Dedicated Tax Revenue (Oregon Convention Center Hotel)
750,000	5.000%, 06/15/31	Aa3/NR/NR	781,485

	Transportation (4.9%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
5,000,000	5.000%, 11/15/29 Series B	Aa1/AAA/AA+	5,256,200

	Oregon State Department Transportation Highway Usertax (Subordinate Lien)
900,000	5.000%, 11/15/37 Series 2020A	Aa2/AA+/AA+	995,724
2,385,000	5.000%, 11/15/39 Series 2023A	Aa2/AA+/AA+	2,692,665
1,355,000	5.000%, 11/15/41 Series 2023A	Aa2/AA+/AA+	1,513,250

	Port Portland, Oregon Airport Revenue Refunding, Portland International Airport Series Twenty Three
1,000,000	5.000%, 07/01/28	NR/AA-/NR	1,013,430
1,390,000	5.000%, 07/01/29	NR/AA-/NR	1,408,835

	Tri-County Metropolitan Transportation District, Oregon Capital Grant Receipt
2,000,000	5.000%, 10/01/30 Series A	A3/A/NR	2,106,280
3,000,000	5.000%, 10/01/31 Series 2018A	A3/A/NR	3,162,090
	Total Transportation		18,148,474

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Revenue Bonds (continued)	Ratings Moody’s, S&P and Fitch	Value	(a)
	Water and Sewer (12.2%)
	Beaverton, Oregon Water Revenue
$1,760,000	5.000%, 04/01/36 Series 2020	NR/AA+/NR	$1,938,429
1,850,000	5.000%, 04/01/37 Series 2020	NR/AA+/NR	2,031,744
2,175,000	5.000%, 04/01/41 Series 2024	NR/AA+/NR	2,467,516
2,285,000	5.000%, 04/01/42 Series 2024	NR/AA+/NR	2,581,410

	Eugene, Oregon Water Utility System
115,000	5.000%, 08/01/28	Aa2/AA/AA+	119,032
450,000	5.000%, 08/01/29	Aa2/AA/AA+	465,408

	Hillsboro, Oregon Water System
1,710,000	5.000%, 06/01/32	Aa2/NR/NR	1,869,081

	Portland, Oregon Sewer System (First Lien)
2,000,000	5.000%, 06/01/28 Series A	Aa1/AA+/NR	2,030,860

	Portland, Oregon Sewer System (Second Lien)
5,405,000	4.500%, 05/01/31 Series A	Aa2/AA/NR	5,485,913
1,645,000	5.000%, 03/01/32 Series A	Aa2/AA/NR	1,795,567
2,000,000	5.000%, 10/01/25 Series B	Aa2/AA/NR	2,007,400
5,000,000	4.000%, 03/01/34 Series 2020A	Aa2/AA/NR	5,142,450
2,195,000	5.000%, 12/01/42 Series 2023A	Aa2/AA/NR	2,450,015
1,040,000	5.000%, 12/01/43 Series 2023A	Aa2/AA/NR	1,151,498

	Portland, Oregon Water System (First Lien)
3,230,000	5.000%, 05/01/27 Series A	Aa1/NR/NR	3,232,293
1,000,000	4.000%, 04/01/35 Series 2022A	Aa1/AA+/NR	1,041,000

	Portland, Oregon Water System (Second Lien)
2,230,000	5.000%, 05/01/35 Series 2019A	Aa2/NR/NR	2,436,342
1,740,000	5.000%, 05/01/35 Series 2020A	Aa2/NR/NR	1,901,002

	Tualatin Valley, Oregon Water District
1,000,000	5.000%, 06/01/38 Series 2023	NR/AA+/AA+	1,142,060
3,265,000	5.000%, 06/01/45 Series 2023	NR/AA+/AA+	3,604,168
	Total Water and Sewer		44,893,188
	Total Revenue Bonds		106,393,941

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Amount	Pre-Refunded Bonds (5.2%)††	Ratings Moody’s, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (1.3%)
	Higher Education (0.5%)
	Oregon State Higher Education
$1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	$1,797,136

	School District (0.5%)
	Marion County, Oregon School District #103 (Woodburn)
1,000,000	5.000%, 06/15/28	Aa1/NR/NR	1,016,040

	Union County, Oregon School District #1 (La Grande)
1,000,000	5.000%, 06/15/27	Aa1/NR/NR	1,016,040
	Total School District		2,032,080

	State (0.3%)
	State of Oregon Article XI-G Higher Education
1,000,000	5.000%, 08/01/27 Series O	Aa1/AA+/AA+	1,019,120
	Total Pre-Refunded General Obligation Bonds		4,848,336

	Pre-Refunded Revenue Bonds (3.9%)
	Higher Education (0.3%)

	Oregon State Facilities Authority (Reed College Project)
1,135,000	4.000%, 07/01/31 Series A	Aa2/NR/NR	1,163,398

	Lottery (0.3%)
	Oregon State Department of Administration Services (Lottery Revenue)
1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,000,980

	Transportation (3.3%)
	Oregon State Department Transportation Highway Usertax (Senior Lien)
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,045,595
5,000,000	5.000%, 11/15/28 Series A	Aa1/AAA/AA+	5,028,600

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
3,975,000	5.000%, 09/01/30 Series A	Aaa/AAA/NR	4,128,157

	Tri-County Metropolitan Transportation District, Oregon (Senior Lien Payroll Tax)
2,010,000	5.000%, 09/01/29 Series B	Aaa/AAA/NR	2,049,356
	Total Transportation		12,251,708
	Total Pre-Refunded Revenue Bonds		14,416,086
	Total Pre-Refunded Bonds		19,264,422
	Total Municipal Bonds (cost $362,108,019)		358,156,326

Shares	Short-Term Investment (2.7%)
10,028,519	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 5.18%* (cost $10,028,519)	Aaa-mf/AAAm/NR	10,028,519

	Total Investments (cost $372,136,538 - note b)	99.9%	368,184,845
	Other assets less liabilities	0.1	270,970
	Net Assets	100.0%	$368,455,815

AQUILA TAX-FREE TRUST OF OREGON

SCHEDULE OF INVESTMENTS (continued)

June 30, 2024

(unaudited)

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody’s or AAA of S&P	9.5%
Pre-refunded bonds††	5.4
Aa of Moody’s or AA of S&P or Fitch	75.0
A of Moody’s or S&P	9.1
BBB of S&P or Fitch	1.0
100.0%

PORTFOLIO ABBREVIATIONS
AGMC - Assured Guaranty Municipal Corp.
BAMAC - Build America Mutual Assurance Co.
NR - Not Rated
ODOT - Oregon Department of Transportation

*	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $6,919,299 or 1.9% of net assets.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF OREGON

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.
(b)	At June 30, 2024, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $372,136,538 amounted to $3,951,693, which consisted of aggregate gross unrealized appreciation of $1,534,864 and aggregate gross unrealized depreciation of $5,486,557.
(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2024:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$10,028,519
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	358,156,326
Level 3 – Significant Unobservable Inputs	–
Total	$368,184,845
+See schedule of investments for a detailed listing of securities.